United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Instutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 07/31/14

Item 1. Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—88.9%
		Aerospace/Defense—0.8%
$8,325,000		B/E Aerospace, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2022	$9,063,844
6,675,000		TransDigm, Inc., 5.50%, 10/15/2020	6,641,625
4,725,000		TransDigm, Inc., 7.50%, 7/15/2021	5,185,687
3,950,000	[1,2]	TransDigm, Inc., Series 144A, 6.00%, 7/15/2022	3,974,688
2,800,000	[1,2]	TransDigm, Inc., Series 144A, 6.50%, 7/15/2024	2,831,500
		TOTAL	27,697,344
		Automotive—3.5%
13,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	13,765,500
2,400,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	2,556,000
1,950,000		American Axle & Manufacturing Holdings, Inc., 6.25%, 3/15/2021	2,076,750
8,200,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	8,876,500
4,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,643,000
3,700,000		Chrysler Group LLC, Note, Series WI, 8.25%, 6/15/2021	4,079,250
3,200,000	[3,4]	Exide Technologies, Sr. Secd. Note, 8.625%, 2/1/2018	1,696,000
1,375,000		General Motors Financial Company, Inc., 3.50%, 7/10/2019	1,371,487
1,000,000		General Motors Financial Company, Inc., Series WI, 2.75%, 5/15/2016	1,013,125
950,000		General Motors Financial Company, Inc., Series WI, 4.25%, 5/15/2023	936,938
950,000		General Motors Financial Company, Inc., Sr. Note, 3.25%, 5/15/2018	951,188
3,975,000	[1,2]	IDQ Holdings, Inc., Sr. Secd. Note, Series 144A, 11.50%, 4/1/2017	4,367,531
6,825,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	7,285,687
3,025,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	3,361,531
3,425,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 5.625%, 2/1/2023	3,591,969
3,325,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	3,699,062
10,300,000		Lear Corp., Series WI, 4.75%, 1/15/2023	10,197,000
4,675,000	[1,2]	Schaeffler AG, 4.75%, 5/15/2021	4,768,500
5,790,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	6,108,450
5,275,000	[1,2]	Schaeffler AG, Series 144A, 7.75%, 2/15/2017	5,908,000
10,725,000	[1,2]	Stackpole International, Sr. Secd. Note, 7.75%, 10/15/2021	10,778,625
750,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	810,375
950,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	991,563
3,150,000		Titan International, Inc., Series WI, 6.875%, 10/1/2020	3,213,000
13,775,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	12,810,750
		TOTAL	120,857,781
		Building Materials—2.6%
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,431,000
6,150,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	6,180,750
4,050,000		Anixter International, Inc., 5.625%, 5/1/2019	4,333,500
1,625,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	1,736,719
525,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	553,875
8,200,000	[1,2]	CPG International, Inc., 8.00%, 10/1/2021	8,507,500
8,375,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	9,003,125
1,225,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 10.00%, 12/1/2018	1,304,625
14,400,000		Nortek, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 4/15/2021	15,696,000
8,850,000	[1,2]	Ply Gem Industries, Inc., Series 144A, 6.50%, 2/1/2022	8,307,937
7,825,000	[1,2]	RSI Home Products Incorporated, Series 144A, 6.875%, 3/1/2018	8,333,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$7,225,000	[1,2]	Rexel, Inc., Series 144A, 6.125%, 12/15/2019	$7,514,000
4,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	4,207,500
5,650,000	[1,2]	Roofing Supply Group, Series 144A, 10.00%, 6/1/2020	6,073,750
3,200,000	[1,2]	USG Corp., Sr. Note, 5.875%, 11/1/2021	3,300,000
1,550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	1,689,500
		TOTAL	91,173,406
		Cable Satellite—5.0%
1,600,000		CCO Holdings LLC/Cap Corp., Series WI, 5.25%, 3/15/2021	1,598,000
8,950,000		CCO Holdings LLC/Cap Corp., Series WI, 5.75%, 9/1/2023	8,983,562
5,975,000	[1,2]	Cequel Communications Holdings, Series 144A, 5.125%, 12/15/2021	5,780,813
6,375,000	[1,2]	Cequel Communications Holdings, Series 144A, 6.375%, 9/15/2020	6,598,125
7,575,000		Charter Communications Holdings II, 5.125%, 2/15/2023	7,338,281
5,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	5,024,750
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	922,031
1,250,000		Charter Communications Holdings II, 7.375%, 6/1/2020	1,337,500
175,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	187,031
2,200,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	2,299,000
3,175,000		DISH DBS Corporation, 5.00%, 3/15/2023	3,119,438
8,650,000		DISH DBS Corporation, 5.125%, 5/1/2020	8,844,625
1,450,000		DISH DBS Corporation, Series WI, 4.625%, 7/15/2017	1,511,625
11,975,000		DISH DBS Corporation, Series WI, 5.875%, 7/15/2022	12,543,812
7,050,000	[1,2]	Inmarsat Finance PLC, Series 144A, 4.875%, 5/15/2022	6,997,125
7,475,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	7,671,219
11,400,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	11,870,250
12,650,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	12,776,500
1,275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	1,348,313
2,075,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	2,196,906
8,375,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	8,071,406
1,400,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.25%, 4/1/2019	1,475,250
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series WI, 7.50%, 4/1/2021	1,526,531
8,525,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	8,535,656
5,000,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	5,031,250
1,825,000	[1,2]	Sirius XM Radio, Inc., 4.25%, 5/15/2020	1,761,125
16,350,000	[1,2]	Sirius XM Radio, Inc., 4.625%, 5/15/2023	15,287,250
2,975,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.25%, 8/15/2022	3,123,750
5,075,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	5,113,063
7,450,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	7,524,500
9,800,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	10,339,000
		TOTAL	176,737,687
		Chemicals—1.7%
1,575,000		Ashland, Inc., 3.875%, 4/15/2018	1,586,813
6,300,000		Ashland, Inc., 4.75%, 8/15/2022	6,126,750
6,800,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	6,800,000
10,875,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	11,609,062
1,375,000		Eagle Spinco, Inc., Sr. Unsecd. Note, Series WI, 4.625%, 2/15/2021	1,349,219
2,900,000		Georgia Gulf Corp., Series WI, 4.875%, 5/15/2023	2,838,375
575,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	598,000
15,325,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	15,784,750
3,000,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	2,962,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	$667,969
5,125,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	5,189,062
5,500,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	5,747,500
		TOTAL	61,260,000
		Construction Machinery—0.7%
6,900,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	6,882,750
1,200,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	1,315,500
3,725,000		United Rentals, Inc., 5.75%, 11/15/2024	3,818,125
750,000		United Rentals, Inc., Series WI, 7.375%, 5/15/2020	808,125
750,000		United Rentals, Inc., Series WI, 7.625%, 4/15/2022	823,125
5,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	5,589,000
4,475,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	4,651,203
		TOTAL	23,887,828
		Consumer Cyclical Services—1.4%
6,275,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,416,188
7,300,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	7,464,250
12,525,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	12,431,063
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	796,875
9,848,000		ServiceMaster Co., 7.00%, 8/15/2020	10,118,820
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,522,500
4,050,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	4,323,375
4,014,000		ServiceMaster Co., Sr. Unsecd. Note, 8.00%, 2/15/2020	4,264,875
		TOTAL	47,337,946
		Consumer Products—2.1%
16,025,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	16,946,437
8,200,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	8,753,500
8,275,000	[1,2]	First Quality Finance Co. Inc., 4.625%, 5/15/2021	7,861,250
11,800,000	[1,2]	Party City Holdings, Inc., Sr. Note, 8.75%, 8/15/2019	11,977,000
6,175,000		Party City Holdings, Inc., Sr. Note, Series WI, 8.875%, 8/1/2020	6,684,437
6,100,000	[1,2]	Prestige Brands Holdings, Inc., 5.375%, 12/15/2021	6,130,500
2,450,000		Prestige Brands Holdings, Inc., Series WI, 8.125%, 2/1/2020	2,695,000
500,000		Spectrum Brands, Inc., Series WI, 6.375%, 11/15/2020	528,750
1,700,000		Spectrum Brands, Inc., Series WI, 6.625%, 11/15/2022	1,810,500
3,400,000		Spectrum Brands, Inc., Sr. Unsecd. Note, 6.75%, 3/15/2020	3,587,000
6,525,000		Springs Industries, Inc., 6.25%, 6/1/2021	6,541,313
		TOTAL	73,515,687
		Diversified Manufacturing—1.6%
4,675,000	[1,2]	Apex Tool Group, Sr. Unsecd. Note, Series 144A, 7.00%, 2/1/2021	4,511,375
4,625,000		Dynacast International LLC, Series WI, 9.25%, 7/15/2019	5,087,500
11,500,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	11,643,750
7,400,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	7,252,000
12,400,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	13,051,000
3,875,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	4,194,688
1,660,000	[1,2]	Milacron LLC, Series 144A, 8.375%, 5/15/2019	1,821,850
7,550,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	7,757,624
2,125,000	[1,2]	Waterjet Holdings, Inc., Series 144A, 7.625%, 2/1/2020	2,241,875
		TOTAL	57,561,662
		Financial Institutions—4.1%
8,375,000	[1,2]	Aercap Ireland Cap Ltd/A, Series 144A, 4.50%, 5/15/2021	8,301,719

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$4,800,000		Ally Financial, Inc., 2.75%, 1/30/2017	$4,764,000
2,825,000		Ally Financial, Inc., 3.50%, 1/27/2019	2,803,813
4,575,000		Ally Financial, Inc., 3.50%, 7/18/2016	4,669,359
2,700,000		Ally Financial, Inc., 4.625%, 6/26/2015	2,750,625
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,359,250
3,225,000		Ally Financial, Inc., Company Guarantee, 7.50%, 9/15/2020	3,728,906
1,750,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	1,805,781
9,575,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	10,412,813
5,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	5,921,156
1,975,000		CIT Group, Inc., 5.00%, 5/15/2017	2,081,156
9,200,000		CIT Group, Inc., 5.25%, 3/15/2018	9,729,000
825,000		CIT Group, Inc., 5.375%, 5/15/2020	877,594
2,875,000	[1,2]	CIT Group, Inc., Series 144A, 4.75%, 2/15/2015	2,916,328
2,825,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,125,156
3,000,000		CIT Group, Inc., Sr. Note, 4.25%, 8/15/2017	3,097,500
6,425,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	6,577,594
5,250,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	5,407,500
5,975,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	5,930,188
7,750,000		International Lease Finance Corp., 4.625%, 4/15/2021	7,745,156
9,425,000		International Lease Finance Corp., 5.875%, 8/15/2022	10,084,750
1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,598,391
6,925,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	7,530,938
1,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	1,199,531
4,075,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	4,380,625
950,000	[1,2]	Neuberger Berman, Inc., Sr. Note, Series 144A, 5.625%, 3/15/2020	999,875
17,125,000	[1,2]	Nuveen Investments, Inc., Sr. Unsecd. Note, Series 144A, 9.50%, 10/15/2020	20,079,062
		TOTAL	144,877,766
		Food & Beverage—3.6%
17,425,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	18,034,875
3,750,000		B&G Foods, Inc., Sr. Note, 4.625%, 6/1/2021	3,660,937
3,000,000		Constellation Brands, Inc., 6.00%, 5/1/2022	3,311,250
4,675,000	[1,2]	Darling Ingredients, Inc., Series 144A, 5.375%, 1/15/2022	4,821,094
11,908,000		Del Monte Foods Co., Sr. Unsecd. Note, 7.625%, 2/15/2019	12,295,010
17,550,000		H.J. Heinz Co., 4.25%, 10/15/2020	17,462,250
15,200,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Series WI, 4.875%, 5/1/2021	15,219,000
6,125,000	[1,2]	Shearer's Foods, Inc., Sr. Secd. Note, Series 144A, 9.00%, 11/1/2019	6,722,187
10,850,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	11,799,375
1,625,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.25%, 8/1/2018	1,669,688
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, 5.875%, 8/1/2021	2,683,875
1,675,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	1,901,125
900,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	900,000
25,575,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	27,288,525
		TOTAL	127,769,191
		Gaming—3.2%
4,850,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	4,898,500
2,075,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, Series WI, 7.50%, 4/15/2021	2,199,500
5,275,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	5,037,625
5,775,000		GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/2020	5,890,500
5,075,000		GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/2023	5,198,703

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$2,350,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	$2,079,750
13,675,000		MGM Mirage, Inc., 7.75%, 3/15/2022	15,726,250
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,727,000
2,000,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	2,335,000
3,225,000		MGM Resorts International, 5.25%, 3/31/2020	3,273,375
10,525,000		Mohegan Tribal Gaming Authority, Series WI, 9.75%, 9/1/2021	11,419,625
12,500,000	[1,2]	Penn National Gaming, Inc., Series 144A, 5.875%, 11/1/2021	11,718,750
6,100,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	6,565,125
8,750,000		Pinnacle Entertainment, Inc., Series WI, 6.375%, 8/1/2021	9,056,250
7,388,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	7,960,570
2,030,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,273,600
10,300,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	10,943,750
		TOTAL	113,303,873
		Health Care—8.4%
3,275,000	[1,2]	Amsurg Corp., Series 144A, 5.625%, 7/15/2022	3,303,656
7,400,000		Biomet, Inc., Sr. Note, 6.50%, 8/1/2020	8,000,510
11,400,000		Biomet, Inc., Sr. Sub., 6.50%, 10/1/2020	12,143,508
3,275,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 5.125%, 8/1/2021	3,315,937
14,600,000	[1,2]	CHS/Community Health Systems, Inc., Series 144A, 6.875%, 2/1/2022	15,001,500
3,900,000		Catamaran Corp, 4.75%, 3/15/2021	3,900,000
8,825,000		DJO Finance LLC, Company Guarantee, Series WI, 7.75%, 4/15/2018	9,133,875
1,300,000		DJO Finance LLC, Series WI, 8.75%, 3/15/2018	1,384,500
5,000,000		DJO Finance LLC, Series WI, 9.875%, 4/15/2018	5,300,000
5,825,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	5,748,547
7,575,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	8,020,031
7,400,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	7,326,000
16,925,000		HCA Holdings, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/15/2021	18,300,156
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,732,500
11,600,000		HCA, Inc., 5.00%, 3/15/2024	11,542,000
2,700,000		HCA, Inc., 6.25%, 2/15/2021	2,856,600
4,500,000		HCA, Inc., Revolver—1st Lien, 5.875%, 3/15/2022	4,789,688
8,700,000		HCA, Inc., Series 1, 5.875%, 5/1/2023	8,982,750
7,575,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,247,281
16,400,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	18,614,000
6,100,000		Hologic, Inc., 6.25%, 8/1/2020	6,389,750
12,300,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	13,038,000
9,975,000	[1,2]	LifePoint Hospitals, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	10,224,375
15,525,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	15,951,938
2,700,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	2,875,500
22,850,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	21,507,562
1,800,000	[1,2]	Teleflex, Inc., Series 144A, 5.25%, 6/15/2024	1,831,500
14,700,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	16,464,000
9,125,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	8,828,438
7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	7,736,781
4,775,000		United Surgical Partners International, Inc., Series WI, 9.00%, 4/1/2020	5,204,750
8,075,000		Universal Hospital Service Holdco, Inc., Series WI, 7.625%, 8/15/2020	8,276,875
12,475,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	13,223,500
4,700,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	5,123,000
		TOTAL	294,319,008

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—5.6%
$5,825,000		Antero Resources Corp., 6.00%, 12/1/2020	$6,101,688
1,375,000		Antero Resources Corp., Series WI, 5.375%, 11/1/2021	1,397,344
9,500,000		Approach Resources, Inc., 7.00%, 6/15/2021	9,903,750
4,325,000	[1,2]	Athlon Holdings LP, Series 144A, 6.00%, 5/1/2022	4,346,625
6,625,000	[1,2]	Athlon Holdings LP, Sr. Note, Series 144A, 7.375%, 4/15/2021	7,088,750
9,350,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	9,817,500
5,725,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	6,225,937
3,775,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	4,171,375
11,175,000		Chaparral Energy, Inc., Series WI, 7.625%, 11/15/2022	11,761,687
3,575,000		Chesapeake Energy Corp., 5.375%, 6/15/2021	3,688,953
3,350,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	3,592,875
5,175,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	5,821,875
1,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	1,958,906
3,200,000		EP Energy/EP Finance, Inc., Series WI, 9.375%, 5/1/2020	3,560,000
2,700,000		Energy XXI Gulf Coast, Inc., 7.75%, 6/15/2019	2,821,500
3,375,000		Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	3,543,750
2,825,000	[1,2]	Energy XXI Gulf Coast, Inc., Series 144A, 6.875%, 3/15/2024	2,817,938
9,500,000		Energy XXI Gulf Coast, Inc., Series WI, 7.50%, 12/15/2021	9,975,000
3,925,000		Kodiak Oil & Gas Corp., 5.50%, 1/15/2021	4,140,875
2,250,000		Kodiak Oil & Gas Corp., Sr. Unsecd. Note, 5.50%, 2/1/2022	2,385,000
875,000		Legacy Reserves, 6.625%, 12/1/2021	881,563
7,325,000	[1,2]	Legacy Reserves, Series 144A, 6.625%, 12/1/2021	7,379,937
1,900,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	1,999,750
2,250,000		Linn Energy LLC, Series WI, 6.50%, 5/15/2019	2,310,469
5,850,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	6,208,313
5,050,000		Linn Energy LLC, Sr. Unsecd. Note, Series WI, 6.25%, 11/1/2019	5,151,000
8,400,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	9,114,000
10,250,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	10,865,000
2,925,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,180,937
2,400,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,556,000
6,275,000	[1,2]	Oasis Petroleum, Inc., Sr. Note, 6.875%, 3/15/2022	6,824,062
1,528,000		Plains Exploration & Production Co., 6.75%, 2/1/2022	1,734,280
2,875,000		Range Resources Corp., 5.00%, 8/15/2022	2,961,250
4,000,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	4,140,000
3,800,000		SM Energy Co., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2024	3,762,000
2,975,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	3,108,875
6,025,000		Sandridge Energy, Inc., Series WI, 7.50%, 2/15/2023	6,311,187
5,650,000		Sandridge Energy, Inc., Series WI, 8.125%, 10/15/2022	6,045,500
7,275,000		W&T Offshore, Inc., Sr. Unsecd. Note, Series WI, 8.50%, 6/15/2019	7,784,250
		TOTAL	197,439,701
		Industrial - Other—2.1%
10,075,000	[1,2]	Belden CDT, Inc., Series 144A, 5.50%, 9/1/2022	10,377,250
2,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	2,556,375
5,475,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	6,104,625
4,000,000		General Cable Corp., Sr. Unsecd. Note, 5.75%, 10/1/2022	4,030,000
9,050,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	8,959,500
9,350,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	9,911,000
2,025,000		Mastec, Inc., 4.875%, 3/15/2023	1,997,156
12,075,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	12,980,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$600,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	$660,000
5,925,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	6,028,688
2,225,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,325,125
6,800,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	7,106,000
		TOTAL	73,036,344
		Leisure—0.9%
4,125,000	[1,2]	Activision Blizzard, Inc., Sr. Note, Series 144A, 6.125%, 9/15/2023	4,455,000
2,550,000	[1,2]	Activision Blizzard, Inc., Sr. Unsecd. Note, 5.625%, 9/15/2021	2,683,875
6,325,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	6,419,875
3,350,000		Cinemark USA, Inc., 5.125%, 12/15/2022	3,391,875
1,200,000		Cinemark USA, Inc., Company Guarantee, Series WI, 7.375%, 6/15/2021	1,305,000
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
3,025,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	3,032,563
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,691,250
9,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	9,027,375
		TOTAL	32,006,813
		Lodging—0.4%
4,175,000		Choice Hotels International, Inc., 5.75%, 7/1/2022	4,529,875
4,850,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2021	5,089,469
3,950,000		Royal Caribbean Cruises Ltd., Sr. Note, 5.25%, 11/15/2022	4,108,000
		TOTAL	13,727,344
		Media Entertainment—5.3%
2,900,000		AMC Networks, Inc., Series WI, 7.75%, 7/15/2021	3,190,000
5,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	5,588,937
800,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.25%, 2/15/2022	800,000
5,250,000	[1,2]	CBS Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	5,256,563
2,375,000		Clear Channel Communications, Inc., 11.25%, 3/1/2021	2,621,406
17,325,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	17,974,688
2,075,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,178,750
700,000		Clear Channel Worldwide, 7.625%, 3/15/2020	735,000
4,175,000		Clear Channel Worldwide, Series B, 7.625%, 3/15/2020	4,404,625
16,625,000		Clear Channel Worldwide, Series wi, 6.50%, 11/15/2022	17,539,375
9,900,000		Crown Media Holdings, Inc., Company Guarantee, 10.50%, 7/15/2019	11,038,500
10,050,000		Cumulus Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 5/1/2019	10,338,937
12,075,000	[1,2]	Emerald Expo Holdings, Inc., 9.00%, 6/15/2021	12,588,187
6,225,000		Entercom Radio LLC, Sr. Sub. Note, Series WI, 10.50%, 12/1/2019	6,972,000
8,250,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2023	8,724,375
8,575,000		Gray Television, Inc., 7.50%, 10/1/2020	9,014,469
2,500,000		Lamar Media Corp., Series WI, 5.00%, 5/1/2023	2,490,625
3,350,000		Lamar Media Corp., Series WI, 5.875%, 2/1/2022	3,559,375
9,750,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	9,701,250
2,000,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	1,980,000
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,777,125
9,150,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	9,721,875
1,925,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,881,688
13,550,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	14,363,000
7,775,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	7,716,688
8,900,000	[1,2]	Townsquare Radio LLC, Series 144A, 9.00%, 4/1/2019	9,701,000
		TOTAL	185,858,438

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—0.5%
$100,000	[3,4,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	$10
75,000	[3,4,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	835,312
9,350,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	10,074,625
5,325,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	5,451,469
		TOTAL	16,361,416
		Midstream—4.4%
10,175,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	10,531,125
3,625,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	3,742,812
1,450,000		Atlas Pipeline Partners LP, 4.75%, 11/15/2021	1,377,500
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	691,250
1,525,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, Series WI, 6.125%, 7/15/2022	1,637,469
2,750,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	2,853,125
6,650,000		El Paso Corp., Sr. Unsecd. Note, 6.50%, 9/15/2020	7,348,250
625,000		El Paso Corp., Sr. Unsecd. Note, 7.25%, 6/1/2018	706,250
5,025,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	5,150,625
6,675,000	[1,2]	Energy Transfer Equity LP, Series 144A, 5.875%, 1/15/2024	6,841,875
9,025,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	10,130,562
4,000,000	[1,2]	Ferrellgas, L.P., Series 144A, 6.75%, 1/15/2022	4,190,000
1,700,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	1,763,750
1,725,000	[1,2]	Global Partners LP/GLP Finance Corp., Series 144A, 6.25%, 7/15/2022	1,714,219
1,750,000	[1,2]	Hiland Partners, LP, Series 144A, 5.50%, 5/15/2022	1,732,500
2,475,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,598,750
2,775,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,872,125
16,350,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2023	16,922,250
1,450,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	1,556,938
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	2,994,750
1,544,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 6.25%, 6/15/2022	1,648,220
2,475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	2,447,156
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,674,750
2,975,000		Regency Energy Partners LP, 5.875%, 3/1/2022	3,123,750
2,050,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	2,198,625
1,175,000		Regency Energy Partners LP, Series WI, 4.50%, 11/1/2023	1,125,063
1,000,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	1,047,500
3,575,000	[1,2]	Rose Rock Midstream LP, Series 144A, 5.625%, 7/15/2022	3,592,875
5,000,000	[1,2]	Sabine Pass LNG LP, Series 144A, 6.25%, 3/15/2022	5,268,750
9,525,000		Sabine Pass LNG LP, Series WI, 5.625%, 2/1/2021	9,906,000
2,975,000		Sabine Pass LNG LP, Series WI, 5.625%, 4/15/2023	3,034,500
11,625,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	11,537,812
1,872,000		Suburban Propane Partners LP, Series WI, 7.375%, 8/1/2021	2,017,080
4,200,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	4,210,500
9,000,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	9,315,000
3,125,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,265,625
		TOTAL	152,769,331
		Oil Field Services—1.2%
4,675,000		Basic Energy Services, Inc., Company Guarantee, Series WI, 7.75%, 2/15/2019	4,920,438
14,450,000	[1,2]	Cgg SA, Series 144A, 6.875%, 1/15/2022	13,980,375
5,725,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 6.50%, 6/1/2021	5,467,375
903,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	921,060

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—continued
$10,125,000	[1,2]	FTS International, Inc., Series 144A, 6.25%, 5/1/2022	$10,352,813
2,575,000	[1,2]	Light Tower Rentals, Inc., Series 144A, 8.125%, 8/1/2019	2,632,937
2,475,000	[1,2]	Ocean Rig Norway AS, Sr. Secd. Note, Series 144A, 6.50%, 10/1/2017	2,499,750
		TOTAL	40,774,748
		Packaging—5.1%
11,075,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	12,016,375
3,200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.231%, 12/15/2019	3,144,000
2,150,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,150,000
6,100,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	6,100,000
1,023,529	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,013,294
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, 9.125%, 10/15/2020	1,836,000
7,075,000		Ball Corp., 4.00%, 11/15/2023	6,562,062
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,829,562
15,275,000		Berry Plastics Corp., 5.50%, 5/15/2022	14,912,219
1,550,000	[1,2]	Beverage Packaging Holdings II, Sr. Note, Series 144A, 5.625%, 12/15/2016	1,538,375
2,725,000	[1,2]	Beverage Packaging Holdings II, Sr. Sub. Note, 6.00%, 6/15/2017	2,690,938
1,625,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	1,708,281
6,450,000	[1,2]	Bway Holding Co., Series 144A, 9.50%, 11/1/2017	6,780,562
8,575,000		Crown Americas LLC, 4.50%, 1/15/2023	8,146,250
750,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	791,250
3,975,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,511,625
8,400,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	9,072,000
4,075,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	4,171,781
2,775,000		Reynolds Group, Series WI, 7.875%, 8/15/2019	2,965,781
20,100,000		Reynolds Group, Series WI, 8.25%, 2/15/2021	21,406,500
1,625,000		Reynolds Group, Series WI, 8.50%, 5/15/2018	1,687,969
4,525,000		Reynolds Group, Series WI, 9.00%, 4/15/2019	4,739,938
14,850,000		Reynolds Group, Series WI, 9.875%, 8/15/2019	16,075,125
350,000		Reynolds Group, Sr. Secd. Note, Series WI, 7.125%, 4/15/2019	364,000
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,175,625
9,750,000		Reynolds GRP ISS/Reynold, Series WI, 5.75%, 10/15/2020	9,969,375
4,700,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	5,170,000
7,250,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 8.375%, 9/15/2021	8,138,125
16,350,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	16,145,625
		TOTAL	176,812,637
		Paper—0.6%
1,750,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	1,840,038
2,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,412,500
11,550,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	11,550,000
2,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	2,936,500
2,100,000		Graphic Packaging International, Inc., 4.75%, 4/15/2021	2,110,500
		TOTAL	20,849,538
		Pharmaceuticals—1.4%
6,475,000	[1,2]	Grifols Worldwide Operations Ltd., Series 144A, 5.25%, 4/1/2022	6,515,469
13,650,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	13,923,000
4,850,000	[1,2]	Jaguar Holding Co., Sr. Note, 9.50%, 12/1/2019	5,262,250
18,750,000	[1,2]	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021	20,320,312
4,550,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	4,515,876
		TOTAL	50,536,907

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Refining—0.3%
$3,750,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	$3,900,000
7,325,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	7,096,094
		TOTAL	10,996,094
		Restaurants—1.0%
12,525,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	13,414,275
5,450,000		NPC INTL/OPER CO A&B, Inc., Series WI, 10.50%, 1/15/2020	6,076,750
14,500,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	14,137,500
		TOTAL	33,628,525
		Retailers—3.8%
14,475,000	[1,2]	Academy Finance Corp., Series 144A, 8.00%, 6/15/2018	14,583,562
3,825,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,073,625
5,925,000	[1,2]	Claire's Stores, Inc., Series 144A, 6.125%, 3/15/2020	5,436,187
1,475,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	1,537,688
3,750,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	2,287,500
7,675,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	7,790,125
11,475,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	11,475,000
3,125,000		Limited Brands, Inc., 5.625%, 10/15/2023	3,320,313
900,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,021,500
5,625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	5,934,375
7,000,000		Michaels Stores, Inc., Company Guarantee, 7.75%, 11/1/2018	7,301,875
9,400,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	9,263,700
11,875,000	[1,2]	Michaels Stores, Inc., Series 144A, 7.50%, 8/1/2018	12,053,125
2,625,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	2,782,500
9,075,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	9,732,937
12,175,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	12,327,187
4,975,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	5,285,937
4,075,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	3,952,750
2,900,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	3,030,500
3,600,000		Sally Hldgs. LLC/Sally Cap, Inc., Series WI, 6.875%, 11/15/2019	3,852,000
625,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	645,313
1,425,000		United Auto Group, Inc., Sr. Sub., 5.75%, 10/1/2022	1,478,438
2,000,000		Wolverine World Wide, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2020	2,145,000
		TOTAL	131,311,137
		Technology—11.6%
1,575,000	[1,2]	ACI Worldwide, Inc., 6.375%, 8/15/2020	1,665,563
5,875,000	[1,2]	Advanced Micro Devices, Inc., Series 144A, 7.00%, 7/1/2024	5,742,813
4,525,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	4,706,000
11,325,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	11,325,000
6,825,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	6,944,438
11,800,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	11,033,000
5,350,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	5,350,000
10,500,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, Series WI, 8.50%, 4/1/2019	11,235,000
5,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,000,000
11,250,000	[1,2]	CommScope, Inc., Sr. Note, 6.625%, 6/1/2020	11,925,000
7,700,000	[1,2]	Compucom System, Inc., 7.00%, 5/1/2021	7,661,500
4,775,000		CoreLogic, Inc., Sr. Unsecd. Note, Series WI, 7.25%, 6/1/2021	5,097,312
4,000,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	4,060,000
12,375,000	[1,2]	DataTel, Inc., Series 144A, 9.75%, 1/15/2019	13,426,875
7,625,000		Emdeon, Inc., 11.00%, 12/31/2019	8,606,719

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$9,825,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	$10,193,438
10,450,000		Epicor Software Corp., 8.625%, 5/1/2019	11,181,500
8,375,000	[1,2]	Epicor Software Corp., Series 144A, 9.00%, 6/15/2018	8,584,375
950,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	1,002,250
2,616,000		First Data Corp., Series WI, 11.25%, 1/15/2021	2,969,160
6,125,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	6,584,375
29,725,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	31,954,375
4,125,000		Flextronics International Ltd., 5.00%, 2/15/2023	4,207,500
2,675,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	2,969,250
6,550,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	6,762,875
14,125,000		IAC Interactive Corp., 4.75%, 12/15/2022	13,630,625
10,425,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	10,581,375
18,075,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	17,984,625
9,075,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	9,154,406
4,450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	4,472,250
3,150,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	3,402,000
7,825,000		Lawson Software, Inc., Series WI, 11.50%, 7/15/2018	8,783,562
8,200,000		Lawson Software, Inc., Series WI, 9.375%, 4/1/2019	8,989,250
8,400,000		Lender Processing Services, 5.75%, 4/15/2023	9,051,000
9,900,000		MagnaChip Semiconductor S.A., Sr. Unsecd. Note, 6.625%, 7/15/2021	9,652,500
4,450,000		NCR Corp., 6.375%, 12/15/2023	4,739,250
3,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	2,994,750
6,500,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	6,451,250
3,500,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	3,640,000
3,175,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 3.75%, 6/1/2018	3,159,125
1,575,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	1,645,875
1,325,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,371,375
9,875,000	[1,2]	Nuance Communications, Inc., 5.375%, 8/15/2020	10,023,125
6,050,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 1/1/2025	5,989,500
8,725,000	[1,2]	Seagate Technology HDD Holdings, Series 144A, 4.75%, 6/1/2023	8,855,875
2,565,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	2,738,138
9,275,000	[1,2]	Solera Holdings, Inc., 6.00%, 6/15/2021	9,761,937
1,600,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	1,680,000
6,725,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	6,926,750
283,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	295,912
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,612,500
13,700,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	14,419,250
6,100,000		TransUnion Holding Co., Inc., 8.125%, 6/15/2018	6,328,750
8,475,000		TransUnion Holding Co., Inc., Sr. Unsecd. Note, 9.625%, 6/15/2018	8,835,187
5,725,000		Verisign, Inc., 4.625%, 5/1/2023	5,610,500
		TOTAL	404,968,960
		Transportation - Services—0.4%
6,850,000		HDTFS, Inc., Series WI, 6.25%, 10/15/2022	7,124,000
4,725,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	4,961,250
1,525,000		Hertz Corp., Company Guarantee, 7.50%, 10/15/2018	1,589,813
2,025,000		Hertz Corp., Series WI, 5.875%, 10/15/2020	2,075,625
		TOTAL	15,750,688
		Utility - Electric—1.2%
14,450,000		Calpine Corp., 5.75%, 1/15/2025	14,070,687

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	$3,168,687
1,625,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	1,722,500
30,524	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	30,253
2,000,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	2,160,001
2,775,000		NRG Energy, Inc., Company Guarantee, Series WI, 7.625%, 1/15/2018	3,087,188
10,075,000	[1,2]	NRG Energy, Inc., Series 144A, 6.25%, 5/1/2024	10,125,375
5,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	5,977,125
2,650,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,888,500
		TOTAL	43,230,316
		Wireless Communications—3.8%
11,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	11,326,250
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	4,207,500
2,275,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	2,337,563
1,850,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,970,250
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	15,283,125
7,600,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	7,847,000
1,650,000		MetroPCS Wireless, Inc., 6.50%, 1/15/2024	1,720,125
425,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	446,781
6,050,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,375,187
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	1,001,063
8,150,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	8,649,187
1,000,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	1,043,500
15,750,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	15,435,000
6,250,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	6,718,750
2,400,000	[1,2]	Sprint Capital Corp., GTD Note, Series 144A, 9.00%, 11/15/2018	2,820,000
8,375,000	[1,2]	Sprint Corp., Series 144A, 7.875%, 9/15/2023	9,003,125
9,025,000	[1,2]	Sprint Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	9,239,344
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,446,500
13,875,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	13,736,250
1,200,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,258,500
7,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	7,446,437
		TOTAL	131,311,437
		Wireline Communications—0.6%
5,700,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	6,070,500
4,075,000		Level 3 Financing, Inc., 8.875%, 6/1/2019	4,395,906
2,700,000	[1,2]	Level 3 Financing, Inc., Series 144A, 6.125%, 1/15/2021	2,804,625
2,025,000		Level 3 Financing, Inc., Series WI, 8.625%, 7/15/2020	2,212,312
4,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 7/1/2019	4,772,625
		TOTAL	20,255,968
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,045,865,765)	3,111,925,521
		COMMON STOCKS—0.0%
		Automotive—0.0%
2,232		General Motors Co.	75,486
		Independent Energy—0.0%
31,183	[1,3,6]	Lone Pine Resources Canada Ltd.	0
31,183	[3,6]	Lone Pine Resources, Inc.	66,420

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Independent Energy—continued
250,000	[1,3,6]	Lone Pine Resources, Inc., Escrow Shares	$0
		TOTAL	66,420
		TOTAL COMMON STOCKS (IDENTIFIED COST $423,918)	141,906
		WARRANTS—0.0%
		Automotive—0.0%
2,029	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	49,812
2,029	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	34,290
		TOTAL WARRANTS (IDENTIFIED COST $207,486)	84,102
		INVESTMENT COMPANIES—10.2%[7]
19,775,822	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	19,775,822
51,003,559		High Yield Bond Portfolio	336,113,457
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $333,773,840)	355,889,279
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $3,380,271,009)[9]	3,468,040,808
		OTHER ASSETS AND LIABILITIES - NET—0.9%[10]	30,611,817
		TOTAL NET ASSETS—100%	$3,498,652,625
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $1,325,747,858, which represented 37.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $1,325,717,605, which represented 37.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable, held at July 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 – 5/27/2009	$25,843	$ 30,253
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$140,362	$0
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
3	Non-income-producing security.
4	Issuer in default.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-day net yield.
9	At July 31, 2014, the cost of investments for federal tax purposes was $3,387,846,239. The net unrealized appreciation of investments for federal tax purposes was $80,194,569. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $101,459,284 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,264,715.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,111,925,511	$10	$3,111,925,521
Equity Securities:
Common Stocks
Domestic	75,486	—	66,420	141,906
International	—	—	0	0
Warrants	84,102	—	—	84,102
Investment Companies[1]	355,889,279	—	—	355,889,279
TOTAL SECURITIES	$356,048,867	$3,111,925,511	$66,430	$3,468,040,808
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014